Guarantees and commitments (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Other commitments
Maturity less than 1 year	SFr 39,928	SFr 43,637
Maturity greater than 1 year	90,632	91,202
Total gross amount	130,560	134,839
Total net amount	126,243	129,892
Collateral received	68,036	68,019
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	3,851	4,717
Maturity greater than 1 year	13	12
Total gross amount	3,864	4,729
Total net amount	3,758	4,570
Collateral received	2,339	2,769
Loan commitments
Other commitments
Maturity less than 1 year	34,430	29,938
Maturity greater than 1 year	89,765	90,156
Total gross amount	124,195	120,094
Total net amount	119,984	115,306
Collateral received	64,761	56,958
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	936	8,292
Total gross amount	936	8,292
Total net amount	936	8,292
Collateral received	936	8,292
Other commitments
Other commitments
Maturity less than 1 year	711	690
Maturity greater than 1 year	854	1,034
Total gross amount	1,565	1,724
Total net amount	1,565	1,724
Bank | Loan commitments
Other commitments
Unused revocable credit limits	SFr 99,777	SFr 97,608